Note 22 (Tables)	6 Months Ended
Jun. 30, 2022
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under insurance and reinsurance contracts [Table Text Block]
The breakdown of the condensed balance under the heading “Liabilities under reinsurance and insurance contracts” is as follows:

Technical reserves (Millions of Euros)
	June 2022	December 2021
Mathematical reserves	10,033	9,495
Provision for unpaid claims reported	751	706
Provisions for unexpired risks and other provisions	839	664
Total	11,622	10,865